Treasury Shares - Summary of changes in treasury shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes in treasury shares [Line Items]
Retirement of treasury shares	(8,685,568)	0
Acquisition	54,032
Acquisition cost	₩ 3,129
Distribution of treasury shares	303
Proceeds from sale or issue of treasury shares	₩ 14		₩ 300,000
Gain on disposal of treasury shares and others	14
Payment to acquire treasury shares	76,111	₩ 426,664
Bonus payment to employees [Member]
Disclosure of Changes in treasury shares [Line Items]
Gain on disposal of treasury shares and others		₩ 114,359
Increase (decrease) through treasury share transactions, equity	141,342
Gain loss on disposal treasury share	₩ 2,659
Increase Decrease through contributions by owners, shares	626,240
Compensation to non executive directors [Member]
Disclosure of Changes in treasury shares [Line Items]
Increase (decrease) through treasury share transactions, equity	₩ 113
Gain loss on disposal treasury share	₩ 48
Increase Decrease through contributions by owners, shares	500
Kako Co Ltd [Member]
Disclosure of Changes in treasury shares [Line Items]
Number of share acquired	288,000	1,809,295
Payment to acquire treasury shares	₩ 72,982	₩ 426,664
SK Telecom Co., Ltd
Disclosure of Changes in treasury shares [Line Items]
Retirement of treasury shares	8,685,568
SK Square Co., Ltd
Disclosure of Changes in treasury shares [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	773,987